Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jul. 18, 2013	Mar. 31, 2013
Cash in the bank	$ 2,002,923	$ 33,463	$ 126,878	$ 1,246,197	$ 126,878
Unrecognized tax benefits
Advertising expense	$ 3,174	$ 23,139
Potentially dilutive debt or equity instruments issued or outstanding	0	0
Cumulative net loss	$ 1,542,259			1,573,106
Parent [Member] | 2015 Plan [Member]
Number of shares reserved for issuance	5,000,000
Content Checked Inc [Member]
Cash in the bank			$ 126,878	$ 1,246,197	126,878
Unrecognized tax benefits
Valuation allowance percentage				100.00%
Cumulative net loss			$ 401,029	$ 1,573,106	401,029
Previously Reported [Member]
Cash insured				$ 250,000
Cash in the bank			21,093		$ 21,093		$ 10,053
Unrecognized tax benefits
Advertising expense				$ 0	$ 0
Potentially dilutive debt or equity instruments issued or outstanding				0	0
Cumulative net loss			$ 17,082	$ 44,230	$ 17,082